Skadden, Arps, Slate, Meagher & Flom llp
A Delaware Limited Liability Partnership

30/F, TOWER 2
CHINA WORLD TRADE CENTER
NO. 1, JIAN GUO MEN WAI AVENUE
BEIJING 100004 CHINA

TEL: (86-10) 6535-5500
FAX: (86-10) 6535-5577
www.skadden.com

December 6, 2010
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VIA EDGAR AND HAND DELIVERY
Mr. Matthew Crispino, Esq.
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Camelot Information Systems Inc. Registration Statement on Form F-1 (333-170825)
Dear Mr. Crispino:
     On behalf of our client, Camelot Information Systems Inc., a foreign private issuer organized under the laws of the British Virgin Islands (the “Company”), we enclose five courtesy copies of the Company’s Amendment No. 1 to its Registration Statement on Form F-1 (the “Amendment No. 1”) which has been filed today on EDGAR with the Securities and Exchange Commission (the “Commission”). The Amendment No. 1 has been marked to show changes to the Registration Statement filed with the Commission on November 24, 2010.
     The changes reflected in the Registration Statement primarily consist of: (i) changes made in response to the two comments made orally by the staff of the Commission (the “Staff”) to the Company’s counsel on December 3, 2010 regarding (a) BVI counsel’s opinion in Exhibit 5.1, and (b) the short form tax opinion in Exhibit 8.1 and the related prospectus disclosure; and (ii) update changes on the latest stock prices of the Company and currency exchange rates.
     On behalf of the Company, we advise the Staff that the Company expects to commence bulk printing of the preliminary prospectus that is included in Amendment No. 1 today as well as to start marketing activities shortly thereafter. The Company expects to price this offering on December 9, 2010. In this regard, we would be grateful if the Staff could

Mr. Matthew Crispino, Esq.
Securities and Exchange Commission
December 6, 2010

respond to us with additional comments, if any, as soon as possible. The Company would very much appreciate the Staff’s support and assistance in working towards this goal.
* * *
     If you need additional copies or have any questions regarding the Registration Statement, please contact the undersigned by phone undersigned in Beijing at the office: (86 10) 6535 5599, or mobile phone: (86) 135 0138 5907. Accounting questions should be directed to Mr. Eric Phipps and Ms. Elsie Zhou, designated filing reviewer and audit engagement partner, respectively, of Deloitte Touche Tohmatsu CPA Ltd. at their office: (86 10) 8520 7002 and (86 10) 8520 7102, respectively.

Very truly yours,
/s/ Peter X. Huang
Peter X. Huang
of Skadden, Arps, Slate, Meagher & Flom LLP

Enclosures

cc:	Yiming Ma	Camelot Information Systems Inc.
	Gordon Lau	Camelot Information Systems Inc.
	Winston Cheng	Goldman Sachs
	David Lau	Barclays Capital
	Eric Phipps	Deloitte Touche Tohmatsu CPA Ltd
	William Chou	Deloitte Touche Tohmatsu CPA Ltd
	Elsie Zhou	Deloitte Touche Tohmatsu CPA Ltd
	Chris Lin	Simpson Thacher & Bartlett LLP